Income Taxes - Federal and State Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Federal	$ 0	$ 0
State	3	2
International	0	0
Total current tax expense	3	2
Deferred
Federal	0	0
State	0	0
International	0	0
Total deferred tax expense	0	0
Total tax expense	$ 3	$ 2